Related party transactions (Details 2) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amounts due from affiliates	$ 4,235	$ 4,286
Amounts due to owners and affiliates	$ 559	$ 1,417